Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Summary of Deferred Tax Assets and Liabilities
	December 31, 2020	December 31, 2019	January 1, 2019
Property and equipment	(178,087)	(188,604)	(156,310)
Intangible assets	(74,041)	(79,346)	(76,682)
Derivative financial instruments and investment in equity securities	-	443	(923)
Long-term debt	4,852	5,886	1,684
Employee benefits	10,634	7,449	5,460
Provisions	15,151	9,874	12,580
Tax losses	94	14,603	7,294
Other	(108)	(1,801)	(940)
Net deferred tax liabilities	(221,505)	(231,496)	(207,837)
Presented as:
Deferred tax assets	11,207	8,824	4,698
Deferred tax liabilities	(232,712)	(240,320)	(212,535)

Summary of Movement in Temporary Differences

Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Acquired	Balance
	January 1,	in income	directly	in business	December 31,
	2019	or loss	in equity	combinations	2019
Property and equipment	(156,310)	(20,699)	(3,633)	(7,962)	(188,604)
Intangible assets	(76,682)	8,584	(2,669)	(8,579)	(79,346)
Long-term debt	1,684	(3,445)	7,647	-	5,886
Employee benefits	5,460	1,279	710	-	7,449
Provisions	12,580	(2,912)	206	-	9,874
Tax losses	7,294	7,384	(75)	-	14,603
Other	(1,863)	(1,362)	1,867	-	(1,358)
Net deferred tax liabilities	(207,837)	(11,171)	4,053	(16,541)	(231,496)

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2019	or loss	in equity	combinations	2020
Property and equipment	(188,604)	12,981	(1,206)	(1,411)	(178,087)
Intangible assets	(79,346)	11,396	(880)	(5,211)	(74,041)
Long-term debt	5,886	(1,104)	70	-	4,852
Employee benefits	7,449	2,387	798	-	10,634
Provisions	9,874	5,191	86	-	15,151
Tax losses	14,603	(14,396)	(113)	-	94
Other	(1,358)	735	545	(30)	(108)
Net deferred tax liabilities	(231,496)	17,190	(701)	(6,653)	(221,505)